Retirement Benefit Plans	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Retirement Benefit Plans
Retirement Benefit Plans

We have defined contribution pension plans for certain groups of employees. Our share of contributions to these plans is expensed in the year earned by employees.

We have multiple defined benefit pension plans registered in various jurisdictions that provide benefits based principally on employees’ years of service and average annual remuneration. These plans are only available to certain qualifying employees, and some are now closed to additional members. The plans are “flat-benefit” or “final-pay” plans and may provide for inflationary increases in accordance with certain plan provisions. All of our registered defined benefit pension plans are governed and administered in accordance with applicable pension legislation in either Canada or the United States. Actuarial valuations are performed at least every three years to determine minimum annual contribution requirements as prescribed by applicable legislation. For the majority of our plans, current service costs are funded based on a percentage of pensionable earnings or as a flat dollar amount per active member depending on the provisions of the pension plans. Actuarial deficits are funded in accordance with minimum funding regulations in each applicable jurisdiction. All of our defined benefit pension plans were actuarially valued within the past three years. While the majority of benefit payments are made from registered held-in-trust funds, there are also several unregistered and unfunded plans where benefit payment obligations are met as they fall due.

We also have several post-retirement benefit plans that provide post-retirement medical, dental and life insurance benefits to certain qualifying employees and surviving spouses. These plans are unfunded, and we meet benefit obligations as they come due.

a)	Actuarial Valuation of Plans

(CAD$ in millions)	2019		2018
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Defined benefit obligation
Balance at beginning of year	$2,125	$392	$2,224	$455
Current service cost	47	17	50	19
Benefits paid	(137)	(19)	(139)	(19)
Interest expense	78	16	73	17
Obligation experience adjustments	5	4	26	(30)
Effect from change in financial assumptions	220	45	(127)	(35)
Effect from change in demographic assumptions	5	(43)	4	(20)
Changes in foreign exchange rates	(6)	(8)	14	5
Balance at end of year	2,337	404	2,125	392
Fair value of plan assets
Fair value at beginning of year	2,423	—	2,510	—
Interest income	90	—	82	—
Return on plan assets, excluding amounts included in interest income	265	—	(84)	—
Benefits paid	(137)	(19)	(139)	(19)
Contributions by the employer	23	19	42	19
Changes in foreign exchange rates	(5)	—	12	—
Fair value at end of year	2,659	—	2,423	—
Funding surplus (deficit)	322	(404)	298	(392)
Less effect of the asset ceiling
Balance at beginning of year	134	—	44	—
Interest on asset ceiling	5	—	1	—
Change in asset ceiling	(76)	—	89	—
Balance at end of year	63	—	134	—
Net accrued retirement benefit asset (liability)	$259	$(404)	$164	$(392)

Represented by:
Pension assets (Note 14)	$360	$—	$254	$—
Accrued retirement benefit liability	(101)	(404)	(90)	(392)
Net accrued retirement benefit asset (liability)	$259	$(404)	$164	$(392)

A number of the plans have a surplus totalling $63 million at December 31, 2019 (December 31, 2018 – $134 million), which is not recognized on the basis that future economic benefits are not available to us in the form of a reduction in future contributions or a cash refund.

In 2019, we recorded a $43 million gain (2018 – $19 million) through other comprehensive income (loss) as a result of changes in assumptions related to a reduction in future Medical Services Plan premiums required for post-retirement benefit plan members in the province of British Columbia.

We expect to contribute $24 million to our defined benefit pension plans in 2020 based on minimum funding requirements. The weighted average duration of the defined benefit pension obligation is 14 years and the weighted average duration of the non-pension post-retirement benefit obligation is 15 years.

Defined contribution expense for 2019 was $50 million (2018 – $47 million).

b)	Significant Assumptions

The discount rate used to determine the defined benefit obligations and the net interest cost was determined by reference to the market yields on high-quality debt instruments at the measurement date with durations similar to the duration of the expected cash flows of the plans.

Weighted average assumptions used to calculate the defined benefit obligation at the end of each year are as follows:

	2019		2018
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Discount rate	3.04%	3.10%	3.78%	3.88%
Rate of increase in future compensation	3.25%	3.25%	3.25%	3.25%
Medical trend rate	—	5.00%	—	5.00%

c)	Sensitivity of the defined benefit obligation to changes in the weighted average assumptions:

	2019
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 12%	Increase by 14%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 1%	Decrease by 1%

	2018
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 12%	Increase by 14%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 1%	Decrease by 1%

The above sensitivity analyses are based on a change in each actuarial assumption while holding all other assumptions constant. The sensitivity analyses on our defined benefit obligation are calculated using the same methods as those used for calculating the defined benefit obligation recognized on our balance sheet. The methods and types of assumptions used in preparing the sensitivity analyses did not change from the prior period.

d)	Mortality Assumptions

Assumptions regarding future mortality are set based on management’s best estimate in accordance with published mortality tables and expected experience. These assumptions translate into the following average life expectancies for an employee retiring at age 65:

	2019		2018
	Male	Female	Male	Female
Retiring at the end of the reporting period	85.3 years	87.7 years	85.2 years	87.7 years
Retiring 20 years after the end of the reporting period	86.3 years	88.6 years	86.3 years	88.6 years

e)	Significant Risks

The defined benefit pension plans and post-retirement benefit plans expose us to a number of risks, the most significant of which include asset volatility risk, changes in bond yields, and an increase in life expectancy.
Asset volatility risk

The discount rate used to determine the defined benefit obligations is based on AA-rated corporate bond yields. If our plan assets underperform this yield, the deficit will increase. Our strategic asset allocation includes a significant proportion of equities that increases volatility in the value of our assets, particularly in the short term. We expect equities to outperform corporate bonds in the long term.

Changes in bond yields

A decrease in bond yields increases plan liabilities, which are partially offset by an increase in the value of the plans’ bond holdings.

Life expectancy

The majority of the plans’ obligations are to provide benefits for the life of the member. Increases in life expectancy will result in an increase in the plans’ liabilities.

f)	Investment of Plan Assets

The assets of our defined benefit pension plans are managed by external asset managers under the oversight of the Teck Resources Limited Executive Pension Committee.

Our pension plan investment strategies support the objectives of each defined benefit plan and are related to each plan’s demographics and timing of expected benefit payments to plan members. The objective for the plan asset portfolios is to achieve annualized portfolio returns over five-year periods in excess of the annualized percentage change in the Consumer Price Index plus a certain premium.

Strategic asset allocation policies have been developed for each defined benefit plan to achieve this objective. The policies also reflect an asset/liability matching framework that seeks to reduce the effect of interest rate changes on each plan’s funded status by matching the duration of the bond investments with the duration of the pension liabilities. We do not use derivatives to manage interest risk. Asset allocation is monitored at least quarterly and rebalanced if the allocation to any asset class exceeds its allowable allocation range. Portfolio and investment manager performance is monitored quarterly and the investment guidelines for each plan are reviewed at least annually.

The defined benefit pension plan assets at December 31, 2019 and 2018 are as follows:

(CAD$ in millions)	2019			2018
	Quoted	Unquoted	Total %	Quoted	Unquoted	Total %
Equity securities	$957	$—	36%	$850	$—	35%
Debt securities	$1,322	$—	50%	$1,225	$—	51%
Real estate and other	$63	$317	14%	$91	$257	14%